FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 9) (Subsequent events, USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	Apr. 09, 2014 IPO	Apr. 09, 2014 IPO ADS	Apr. 09, 2014 IPO Class A common shares	Apr. 09, 2014 Private placement Class A common shares Best Investment Corporation	May 09, 2014 Green shoe option ADS	May 09, 2014 Green shoe option Class A common shares	Apr. 08, 2014 PARENT COMPANY IPO	Apr. 08, 2014 PARENT COMPANY IPO ADS	Apr. 08, 2014 PARENT COMPANY IPO Class A common shares	Apr. 08, 2014 PARENT COMPANY Private placement Class A common shares Best Investment Corporation	May 09, 2014 PARENT COMPANY Green shoe option ADS	May 09, 2014 PARENT COMPANY Green shoe option Class A common shares
Subsequent events
Number of shares issued		10,904,846	5,452,423	1,428,571	1,029,112	514,556		10,904,846	5,452,423	1,428,571	1,029,112	514,556
Net proceeds from issuance of shares	$ 87,900				$ 13,400		$ 87,900				$ 13,400
Total purchase price of shares issued				40,000						40,000
Net proceeds from issuance of shares				$ 37,200						$ 37,200
Price of shares issued (in dollars per share)					$ 14.00						$ 14.00